SCHEDULE OF SHARE BASED COMPENSATION STOCK OPTION (Details) - USD ($)	9 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Equity [Abstract]
Number of Shares, Beginning	1,124,076	1,085,769	1,085,769	498,846
Weighted Average Exercise Price per Share, Beginning	$ 10.79	$ 8.18	$ 8.18	$ 2.60
Weighted Average Remaining Contractual Life, Ending	6 years 10 months 20 days	7 years 10 months 20 days	7 years 7 months 20 days	7 years 6 months 21 days	6 years 10 months 6 days
Aggregate Intrinsic Value, Beginning	$ 19,873,680	$ 1,395,000	$ 1,395,000
Number of Shares, Exercised
Weighted Average Exercise Price per Share, Exercised
Number of Shares, Granted		205,767	205,767	586,923
Weighted Average Exercise Price per Share, Granted		$ 26.00	$ 26.00	$ 12.74
Weighted Average Remaining Contractual Life, Granted			9 years 10 months 28 days	7 years 11 months 19 days
Number of Shares, Expired
Weighted Average Exercise Price per Share, Expired
Number of Shares,Forfeited	(1,922)	(167,460)	(167,460)
Weighted Average Exercise Price per Share, Forfeited	$ (4.94)	$ (13.00)	$ (13.00)
Aggregate Intrinsic Value, Granted		$ 2,675,000
Weighted Average Remaining Contractual Life, Forfeited			8 years 10 months 24 days
Aggregate Intrinsic Value, Forfeited		$ (2,247,140)	$ (2,247,140)
Number of Shares, Ending	1,122,154	1,124,076	1,124,076	1,085,769	498,846
Weighted Average Exercise Price per Share, Ending	$ 10.80	$ 8.40	$ 10.79	$ 8.18	$ 2.60
Aggregate Intrinsic Value, Ending			$ 19,873,680	$ 1,395,000
Aggregate Intrinsic Value, Beginning	$ 19,873,680	$ 1,395,000	1,395,000
Weighted Average Remaining Contractual Life, Granted		9 years 10 months 28 days
Weighted Average Remaining Contractual Life, Forfeited	6 years 5 months 1 day	8 years 10 months 24 days
Aggregate Intrinsic Value, Ending	$ 19,873,680	$ 19,420,800	$ 19,873,680	$ 1,395,000